Warrants - Schedule of Public Warrant Activity (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Detail Related to Public Warrant Activity [Line Items]
Number of warrants outstanding, beginning of year	12,526,392	13,800,000
Weighted average exercise price outstanding, beginning of year	$ 11.5	$ 11.5
Number of Warrants, Exercised	(2,000)	(1,273,608)
Weighted Average Exercise Price, Exercised	$ 11.5	$ 11.5
Number of warrants outstanding, Ending of year	12,524,392	12,526,392
Weighted average exercise price outstanding, Ending of year	$ 11.5	$ 11.5